Property and Equipment, Net	12 Months Ended
Dec. 31, 2025
Gravitics Inc [Member]
PropertyAndEquipmentNetLineItems [Line Items]
Property and Equipment, Net

4. Property and Equipment, Net

Property and equipment, net consisted of the following at December 31, 2025 and 2024 (amounts in thousands):

	December 31,
	2025	2024
Tools, machinery, and equipment	$308	$305
Computer equipment	190	155
Furniture and fixtures	132	132
Office equipment	103	103
Leasehold improvements	143	143
	876	838
Less: accumulated depreciation	(505)	(327)
Property and equipment, net	$371	$511

Depreciation and amortization expense was $0.2 million in each of the years ended December 31, 2025 and 2024.